Common and Preferred Shares - Other equity instruments (Parenthetical) (Detail)	Oct. 31, 2020 $ / shares
Disclosure of classes of share capital [abstract]
Per Share Amount Of Other Equity Instruments On The Basis Of Which Distribution Is Made	$ 1,000